FAIR VALUE DISCLOSURES - FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value	$ 1,451	$ 1,109
Trading securities	1	1
Options	89	56
Cash equivalents	44	109
Separate Accounts assets	2,013	1,746
Total Assets	3,598	3,021
Liabilities, Fair Value Disclosure [Abstract]
Total liabilities	92	60
Public corporate
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value	907	827
Private corporate
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value	291	208
U.S. Treasury, government and agency
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value	232	35
States and political subdivisions
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value	5	6
Commercial mortgage-backed
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value		24
Asset-backed
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value	12
Redeemable preferred stock
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value	4	9
Contingent payment arrangements
Liabilities, Fair Value Disclosure [Abstract]
Guarantees	4	7
MSO and IUL indexed features’ liability
Liabilities, Fair Value Disclosure [Abstract]
Guarantees	88	53
Level 1
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value	4	9
Trading securities	1	1
Options	0	0
Cash equivalents	44	109
Separate Accounts assets	1,999	1,732
Total Assets	2,048	1,851
Liabilities, Fair Value Disclosure [Abstract]
Total liabilities	0	0
Level 1 | Public corporate
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value	0	0
Level 1 | Private corporate
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value	0	0
Level 1 | U.S. Treasury, government and agency
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value	0	0
Level 1 | States and political subdivisions
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value	0	0
Level 1 | Commercial mortgage-backed
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value		0
Level 1 | Asset-backed
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value	0
Level 1 | Redeemable preferred stock
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value	4	9
Level 1 | Contingent payment arrangements
Liabilities, Fair Value Disclosure [Abstract]
Guarantees	0	0
Level 1 | MSO and IUL indexed features’ liability
Liabilities, Fair Value Disclosure [Abstract]
Guarantees	0	0
Level 2
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value	1,441	1,069
Trading securities	0	0
Options	89	56
Cash equivalents	0	0
Separate Accounts assets	14	14
Total Assets	1,544	1,139
Liabilities, Fair Value Disclosure [Abstract]
Total liabilities	88	53
Level 2 | Public corporate
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value	907	827
Level 2 | Private corporate
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value	285	201
Level 2 | U.S. Treasury, government and agency
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value	232	35
Level 2 | States and political subdivisions
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value	5	6
Level 2 | Commercial mortgage-backed
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value		0
Level 2 | Asset-backed
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value	12
Level 2 | Redeemable preferred stock
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value	0	0
Level 2 | Contingent payment arrangements
Liabilities, Fair Value Disclosure [Abstract]
Guarantees	0	0
Level 2 | MSO and IUL indexed features’ liability
Liabilities, Fair Value Disclosure [Abstract]
Guarantees	88	53
Level 3
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value	6	31
Trading securities	0	0
Options	0	0
Cash equivalents	0	0
Separate Accounts assets	0	0
Total Assets	6	31
Liabilities, Fair Value Disclosure [Abstract]
Total liabilities	4	7
Level 3 | Public corporate
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value	0	0
Level 3 | Private corporate
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value	6	7
Level 3 | U.S. Treasury, government and agency
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value	0	0
Level 3 | States and political subdivisions
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value	0	0
Level 3 | Commercial mortgage-backed
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value		24
Level 3 | Asset-backed
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value	0
Level 3 | Redeemable preferred stock
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities, fair value	0	0
Level 3 | Contingent payment arrangements
Liabilities, Fair Value Disclosure [Abstract]
Guarantees	4	7
Level 3 | MSO and IUL indexed features’ liability
Liabilities, Fair Value Disclosure [Abstract]
Guarantees	$ 0	$ 0